                        FRANK RUSSELL INVESTMENT COMPANY
                       Supplement dated April 23, 2002 to
                       STATEMENT OF ADDITIONAL INFORMATION
               Dated March 1, 2002 as Supplemented March 15, 2002


     The following restates the description of RREEF America L.L.C. in the section entitled "Money Manager Information" for the Real Estate Securities Fund in its entirety in the Frank Russell Investment Company Statement of Additional
Information:

                            MONEY MANAGER INFORMATION

                           REAL ESTATE SECURITIES FUND

     RREEF America L.L.C., is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                        FRANK RUSSELL INVESTMENT COMPANY
                       Supplement dated April 23, 2002 to
                       STATEMENT OF ADDITIONAL INFORMATION
                                 (Fund of Funds)

               Dated March 1, 2002 as Supplemented March 15, 2002

     The following restates the description of RREEF America L.L.C. in the section entitled "Money Manager Information" for the Real Estate Securities Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

                            MONEY MANAGER INFORMATION

                           REAL ESTATE SECURITIES FUND

     RREEF America L.L.C., is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.